Subsequent Events (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	9 Months Ended
	Oct. 23, 2020	Jun. 19, 2020	Dec. 31, 2020	Oct. 21, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 03, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock issued during the period					16,168,450	16,168,485
Stock issued during the period, capital raise						16,168,465
Additional paid in capital					$ 125,452	$ 125,452		$ (49,260)	$ (49,260)
Common stock, shares authorized					500,000,000	500,000,000		500,000,000	500,000,000
VitaNova Partners, LLC. [Member]
Stock issued during the period		55,612,837
Warrant [Member]
Stock issued during the period						16,168,450
Subsequent Event [Member]
Stock issued during the period	35,109,195			18,940,800
Stock issued during the period, capital raise	18,940,743
Additional paid in capital	$ 189,408
Subsequent Event [Member] | VitaNova Partners, LLC. [Member]
Stock issued during the period			55,612,837
Common stock, shares authorized							56,052,837
Subsequent Event [Member] | Warrant [Member]
Stock issued during the period	35,109,207			18,940,800
Subsequent Event [Member] | Additional Warrants [Member]
Stock issued during the period	18,940,743
Subsequent Event [Member] | Investors [Member]
Stock issued during the period	35,109,207
Subsequent Event [Member] | John McKowen [Member]
Common stock, shares authorized							88,107,690
Subsequent Event [Member] | George McCaffrey [Member]
Common stock, shares authorized							4,515,410
Subsequent Event [Member] | Louise Lowe [Member]
Common stock, shares authorized							3,019,455